Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flow from / (used in) operating activities
Net profit / (loss)	[1]	$ 4,310		$ 4,522		$ 1,046
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		1,765		1,228		1,053
Impairment of goodwill		110
Amortization and impairment of intangible assets		65		65		71
Credit loss expense / (recovery)		78		118		131
Share of net profits of associates / joint ventures and impairment of associates		(45)		(528)		(69)
Deferred tax expense / (benefit)		477		425		3,414
Net loss / (gain) from investing activities		220		(46)		(198)
Net loss / (gain) from financing activities		6,493		(4,828)		2,109
Other net adjustments		854		(1,179)		(855)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		(4,336)		3,504		(3,234)
Securities financing transactions		8,678		(11,230)		(111)
Cash collateral on derivative instruments		2,839		(1,447)		(2,454)
Loans and advances to customers		(3,128)		(5,213)		(14,471)
Customer deposits		23,217		9,138		(12,962)
Financial assets and liabilities at FV held for trading and derivative financial instruments		(18,829)		11,107		(23,544)
Brokerage receivables and payables		(2,347)		11,432
Financial assets at fair value not held for trading, other financial assets and liabilities		33		11,115		(1,978)
Provisions, other non-financial assets and liabilities		55		1,682		996
Income taxes paid, net of refunds		(804)		(951)		(1,044)
Net cash flow from / (used in) operating activities		19,705		28,913		(52,099)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(26)		(287)		(106)
Disposal of subsidiaries, associates and intangible assets	[2]	114		137		339
Purchase of property, equipment and software		(1,584)		(1,688)		(1,627)
Disposal of property, equipment and software		11		114		47
Purchase of financial assets measured at fair value through other comprehensive income		(3,424)		(1,999)		(8,626)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		3,913		1,361		15,250
Net (purchase) / redemption of debt securities measured at amortized cost		(562)		(3,770)
Net (purchase) / redemption of financial assets held to maturity						(91)
Net cash flow from / (used in) investing activities		(1,558)		(6,132)		5,186
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(17,149)		(12,245)		24,500
Net movements in treasury shares and own equity derivative activity		(1,559)		(1,431)		(730)
Distributions paid on UBS shares		(2,544)		(2,440)		(2,259)
Repayment of lease liabilities	[3]	(518)
Issuance of long-term debt, including debt issued designated at fair value		65,047		60,682		51,450
Repayment of long-term debt, including debt issued designated at fair value		(68,883)		(44,344)		(45,187)
Net changes in non-controlling interests and preferred notes		(8)		(31)		(787)
Net cash flow from / (used in) financing activities		(25,614)		190		26,988
Total cash flow
Cash and cash equivalents at the beginning of the year	[4]	126,079		104,834		119,014
Net cash flow from / (used in) operating, investing and financing activities		(7,467)		22,971		(19,925)
Effects of exchange rate differences on cash and cash equivalents		1,261		(1,726)		5,745
Cash and cash equivalents at the end of the year	[4]	119,873		126,079		104,834
Net cash flow from / (used in) operating activities includes:
Interest received in cash	[5]	15,315		14,645		12,708
Interest paid in cash	[5]	10,769		9,206		6,689
Dividends on equity investments, investment funds and associates received in cash	[6]	3,145		2,322		1,828
UBS AG
Cash flow from / (used in) operating activities
Net profit / (loss)	[1]	3,971		4,113		834
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		1,576		1,052		945
Impairment of goodwill		110		0		0
Amortization and impairment of intangible assets		65		65		71
Credit loss expense / (recovery)		78		117		131
Share of net profits of associates / joint ventures and impairment of associates		(45)		(528)		(69)
Deferred tax expense / (benefit)		460		374		3,398
Net loss / (gain) from investing activities		220		(49)		(198)
Net loss / (gain) from financing activities		6,506		(4,829)		2,763
Other net adjustments		862		(1,092)		(1,077)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		(4,336)		3,504		(3,236)
Securities financing transactions		8,678		(11,230)		(111)
Cash collateral on derivative instruments		2,842		(1,449)		(2,454)
Loans and advances to customers		(3,205)		(4,152)		(15,661)
Customer deposits		23,399		7,931		(12,073)
Financial assets and liabilities at FV held for trading and derivative financial instruments		(18,873)		11,093		(23,560)
Brokerage receivables and payables		(2,347)		11,432
Financial assets at fair value not held for trading, other financial assets and liabilities		126		10,902		(1,801)
Provisions, other non-financial assets and liabilities		(537)		1,377		(29)
Income taxes paid, net of refunds		(741)		(888)		(1,021)
Net cash flow from / (used in) operating activities		18,805		27,744	[7]	(53,147)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(26)		(287)	[7]	(106)
Disposal of subsidiaries, associates and intangible assets	[2]	114		137	[7]	339
Purchase of property, equipment and software		(1,401)		(1,473)	[7]	(1,532)
Disposal of property, equipment and software		11		114	[7]	210
Purchase of financial assets measured at fair value through other comprehensive income		(3,424)		(1,999)	[7]	(8,626)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		3,913		1,361	[7]	15,250
Net (purchase) / redemption of debt securities measured at amortized cost		(562)		(3,770)	[7]
Net (purchase) / redemption of financial assets held to maturity						(91)
Net cash flow from / (used in) investing activities		(1,374)		(5,918)	[7]	5,444
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(17,149)		(12,245)	[7]	24,500
Distributions paid on UBS shares		(3,250)		(3,098)	[7]	(2,219)
Repayment of lease liabilities	[3]	(496)
Issuance of long-term debt, including debt issued designated at fair value		59,199		54,726	[7]	40,270
Repayment of long-term debt, including debt issued designated at fair value		(68,883)		(44,344)	[7]	(45,187)
Funding from UBS Group AG and its subsidiaries		5,848	[8]	5,956	[7],[8]	11,180	[9]
Dividends paid and repayments of preferred notes						(782)
Net changes in non-controlling interests		(8)		(31)	[7]	(5)
Net cash flow from / (used in) financing activities		(24,738)		963	[7]	27,758
Total cash flow
Cash and cash equivalents at the beginning of the year	[11]	125,853	[7],[10]	104,787	[12]	118,984
Net cash flow from / (used in) operating, investing and financing activities		(7,307)		22,789	[7]	(19,944)
Effects of exchange rate differences on cash and cash equivalents		1,258		(1,722)	[7]	5,749
Cash and cash equivalents at the end of the year	[11]	119,804	[13]	125,853	[7],[10]	104,787	[12]
Net cash flow from / (used in) operating activities includes:
Interest received in cash	[14]	15,344		14,666		12,721
Interest paid in cash	[14]	10,800		9,372		6,748
Dividends on equity investments, investment funds and associates received in cash	[6]	$ 3,145		$ 2,322		$ 1,828

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]	Includes dividends received from associates
[3]
Upon adoption of IFRS 16 on 1 January 2019, cash payments for the principal portion of the lease liability previously classified within operating activities have been reclassified to financing activities.

[4]
USD 3,192 million, USD 5,245 million and USD 2,497 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2019, 31 December 2018 and 31 December 2017, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[5]
Interest received and paid in cash was restated to represent the total of interest on financial instruments measured at amortized cost / fair value through other comprehensive income (31 December 2018: USD 9,997 million interest received and USD 6,382 million interest paid and 31 December 2017: USD 10,455 million interest received and USD 5,425 million interest paid) and interest on financial instruments measured at fair value through profit or loss (31 December 2018: USD 4,648 million interest received and USD 2,823 million interest paid and 31 December 2017: USD 2,254 million interest received and USD 1,264 million interest paid).

[6]	Includes dividends received from associates reported within Net cash flow from / (used in) investing activities.
[7]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[8]	Represents funding from UBS Group AG to UBS AG.
[9]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[10]	Comprises balances with an original maturity of three months or less. USD 5,245 million of cash and cash equivalents were restricted.
[11]
USD 3,192 million, USD 5,245 million and USD 2,497 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2019, 31 December 2018 and 31 December 2017, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[12]	Comprises balances with an original maturity of three months or less. USD 2,497 of cash and cash equivalents were restricted.
[13]	Comprises balances with an original maturity of three months or less. USD 3,192 million of cash and cash equivalents were restricted.
[14]
Interest received and paid in cash was restated to represent the total of interest on financial instruments measured at amortized cost / fair value through other comprehensive income (31 December 2018: USD 10,013 million interest received and USD 6,549 million interest paid and 31 December 2017: USD 10,469 million interest received and USD 5,485 million interest paid) and interest on financial instruments measured at fair value through profit or loss (31 December 2018: USD 4,653 million interest received and USD 2,823 million interest paid and 31 December 2017: USD 2,252 million interest received and USD 1,264 million interest paid).